Schedule of Investments - March 31, 2022
HW Opportunities MP Fund (Unaudited)

	Shares
COMMON STOCKS - 95.57%	Held	Value
COMMUNICATION SERVICES - 22.58%
Interactive Media & Services - 10.53%
Alphabet, Inc., Class A (a)	989	$2,750,755
Media - 12.05%
Discovery, Inc., Class C (a)	17,200	429,484
News Corporation, Class A	11,089	245,621
Paramount Global, Class B	2,500	94,525
Stagwell, Inc. (a)	328,680	2,379,643
		3,149,273
TOTAL COMMUNICATION SERVICES		5,900,028

CONSUMER DISCRETIONARY - 8.51%
Automobiles - 2.80%
General Motors Company (a)	16,710	730,895
Hotels, Restaurants & Leisure - 2.44%
Accor SA (a)	19,800	637,945
Internet & Catalog Retail - 1.97%
Points.com, Inc. (a)	27,800	514,578
Internet & Direct Marketing Retail - 0.99%
Redbubble Ltd. (a)	225,700	258,149
Specialty Retail - 0.31%
The ODP Corporation (a)	1,797	82,357
TOTAL CONSUMER DISCRETIONARY		2,223,924

ENERGY - 15.18%
Energy Equipment & Services - 1.59%
Expro Group Holdings NV (a)	17,721	315,079
McDermott International Ltd. (a)	152,600	100,716
		415,795
Oil, Gas & Consumable Fuels - 13.59%
Berry Corporation	78,900	814,248
Equitrans Midstream Corporation	7,960	67,182
Hess Corporation	3,169	339,210
Kosmos Energy Ltd. (a)	169,500	1,218,705
Murphy Oil Corporation	8,000	323,120
Range Resources Corporation (a)	16,670	506,435
Shell plc - ADR	5,148	282,780
		3,551,680
TOTAL ENERGY		3,967,475

FINANCIALS - 16.68%
Banks - 2.91%
Citigroup, Inc.	5,743	306,676
Popular, Inc.	1,320	107,897
Wells Fargo & Company	7,160	346,974
		761,547
Capital Markets - 9.54%
Credit Suisse Group AG - ADR	58,790	461,501
The Goldman Sachs Group, Inc.	1,305	430,781
Rothschild & Company	33,900	1,340,476
State Street Corporation	2,980	259,618
		2,492,376
Consumer Finance - 4.03%
SLM Corporation	57,308	1,052,175
Insurance - 0.20%
Global Indemnity Group LLC, Class A	2,054	53,589
TOTAL FINANCIALS		4,359,687

INDUSTRIALS - 15.55%
Aerospace & Defense - 5.93%
Babcock International Group plc (a)	365,370	1,551,330
Air Freight & Logistics - 3.30%
Royal Mail plc	200,550	861,691
Industrial Conglomerates - 4.53%
General Electric Company	12,935	1,183,553
Professional Services - 0.19%
Hudson Global, Inc. (a)	1,220	49,617
Road & Rail - 1.60%
AMERCO	700	417,858
TOTAL INDUSTRIALS		4,064,049

INFORMATION TECHNOLOGY - 16.09%
Communications Equipment - 9.36%
F5, Inc. (a)	4,897	1,023,228
Telefonaktiebolaget LM Ericsson - ADR	155,700	1,423,097
		2,446,325
Electronic Equipment, Instruments & Components - 1.43%
Arrow Electronics, Inc. (a)	3,150	373,685
IT Services - 0.68%
Euronet Worldwide, Inc. (a)	1,350	175,703
Software - 4.62%
Microsoft Corpoation	1,974	608,604
Oracle Corporation	6,100	504,653
Telos Corporation (a)	9,500	94,715
		1,207,972
TOTAL INFORMATION TECHNOLOGY		4,203,685

REAL ESTATE - 0.98%
Equity Real Estate Investment Trusts - 0.98%
Seritage Growth Properties, Class A (a)	20,195	255,669
TOTAL REAL ESTATE		255,669

Total Common Stocks (Cost $25,186,180)		24,974,517

PREFERRED STOCKS - 0.29%
FINANCIALS - 0.29%
Thrifts & Mortgage Finance - 0.29%
Federal Home Loan Mortgage Corporation, Series Z (a)	23,760	73,656
8.375%, Perpetual
Federal Home Loan Mortgage Corporation, Series S (a)	40	167
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series N (a)	300	1,089
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series K (a)	70	301
5.790%, Perpetual
TOTAL FINANCIALS		75,213

Total Preferred Stocks (Cost $42,455)		75,213

Total Long-Term Investments (Cost $25,228,635)		25,049,730

SHORT-TERM INVESTMENTS - 4.24%	Shares
MONEY MARKET FUND - 4.24%	Held
First American Government Obligations Fund, Class X, 0.19% (b)	1,108,510	1,108,510

Total Short-Term Investments (Cost $1,108,510)		1,108,510

Total investments - 100.10% (Cost $26,337,145)		26,158,240
Liabilities in Excess of Other Assets - (0.10)%		(27,201)
Net assets - 100.00%		$26,131,039

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$20,324,926	$4,649,591	$-	$24,974,517
Preferred Stocks	74,745	468	-	75,213
Short-Term Investments	1,108,510	-	-	1,108,510
	$21,508,181	$4,650,059	$-	$26,158,240

(1) Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the period ended March 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

HW Opportunities MP Fund
March 31, 2022

Country Breakdown (% of net assets)	Market Value	Percent of net assets

United States	$17,194,489	65.80%
United Kingdom	2,695,800	10.32%
France	1,978,422	7.57%
Sweden	1,423,098	5.44%
Canada	514,578	1.97%
Switzerland	461,501	1.77%
Netherlands	315,079	1.21%
Australia	258,149	0.99%
Puerto Rico	107,897	0.41%
Bermuda	100,716	0.38%
Short-Term Securities and Liabilities in Excess of Other Assets	1,081,309	4.14%